Discontinued Operations and Disposal Groups (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Aug. 01, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aerotech cash consideration		$ 808.2
Gain on disposition	$ 443.7
Tax effect of gain on disposition	$ 131.4
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	Loss (gain) from discontinued operations, net of income taxes
Transition Services Agreement term	12 months
Other services term	6 months
Extension term	6 months
Transition Services Agreement revenue	$ 1.4
Subsidiaries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Tax effect of gain on disposition	$ 17.9